Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Secured: Notes payable secured by equipment	$ 440,000
Secured: Deferred finance charges on notes payable secured by equipment	(89,000)
Secured: Note payable secured by assets	33,000	55,850
Unsecured: Note payable-Payroll Protection Loan	134,000
Unsecured: Note payable- Economic Injury Disaster Loan	160,000
Unsecured: Revenue sharing agreement	250,000
Unsecured: Deferred finance charges, revenue sharing	(25,000)
Total notes payable outstanding	903,000	55,850
Current portion	420,000	55,850	$ 180,000
Long-term portion	$ 483,000